Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Statutory Corporate Tax Rate

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2026 and 2025, as follows:

	2026		2025
(in thousands)	Amount	Percent	Amount	Percent
Income tax expense (benefit) at the statutory rate	$526	21.0%	$50	21.0%
Increase (decrease) resulting from:
Cash surrender value of life insurance	(18)	(0.7)	(18)	(7.6)
State income tax expense (benefit)	87	3.5	13	5.5
Other	-		12	5.0
Total income tax expense	$595		$57
Effective income tax rate	23.76%		23.95%

Schedule of Current and Deferred Income Tax Expense (Benefit)

Current and deferred income tax expense (benefit) at the federal and state level for the years ended June 30, 2026 and 2025, as follows:

(in thousands)	2026	2025
Current income tax expense:
Federal	$530	$200
State	63	7
	593	207
Deferred income tax expense:
Federal	(46)	(146)
State	48	(4)
	2	(150)
	$595	$57

Schedule of Net Deferred Tax Liability

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2026	2025
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$563	$542
Unfunded Commitments	15	15
Accrued expenses	45	45
Fair value accounting adjustments at acquisition	55	63
Nonaccrued interest on loans	121	105
Unrealized loss on available-for-sale securities	43	48
Depreciation	71	86
Net operating loss carryforwards	-	45
Total deferred tax assets	913	949

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(171)	(269)
Deferred loan origination costs	(11)	(24)
Loan servicing rights	(73)	(51)
Accrual to cash adjustment	(160)	(101)
Fair value accounting adjustments on acquisition	(535)	(534)
Total deferred tax liabilities	(950)	(979)
Net deferred tax liability	$(37)	$(30)